Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
Navios Logistics Senior Notes issuance date	Apr. 12, 2011
Amount of Senior Notes issued	$ 200,000
Navios Logistics Senior Notes maturity date	Apr. 15, 2019
Senior Notes interest rate	fixed rate of 9.25%
Senior Notes redemption options	The Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i)?before April?15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii)?on or after April?15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April?15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Senior Notes covenants	The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6%?per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics? properties and assets and creation or designation of restricted subsidiaries.
Cyprus Popular Bank Puclic Co. revolving facility date of agreement	Mar. 20, 2012
Amount of revolving facility	40,000
Revolving facility interest rate	LIBOR plus 300bps
Revolving facility repayment terms	The loan is initially repayable 12 months after drawdown with extension options available.
Date of assumption of Hidronave loan	Oct. 29, 2009
Amount of Hidronave loan	$ 817
Hidronave loan interest rate	600bps fixed
Hidronave loan repayment terms	The loan facility bears interest at a fixed rate of 600?basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August?10, 2021.